Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000248247 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	8.02%
C000248247 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	4.86%
C000248247 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	3.29%
C000248247 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	2.92%
C000248247 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	1.43%
C000248247 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.32%
C000248247 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.27%
C000248247 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.25%
C000248247 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.24%
C000248247 | Santander Bank Auto Credit-Linked Notes
Holdings [Line Items]
Percent of Total Investments	1.20%
C000248247 | AAA
Holdings [Line Items]
Percent of Total Investments	14.49%
C000248247 | AA
Holdings [Line Items]
Percent of Total Investments	5.12%
C000248247 | A
Holdings [Line Items]
Percent of Total Investments	15.87%
C000248247 | BBB
Holdings [Line Items]
Percent of Total Investments	27.29%
C000248247 | BB
Holdings [Line Items]
Percent of Total Investments	20.50%
C000248247 | B
Holdings [Line Items]
Percent of Total Investments	5.84%
C000248247 | Below B
Holdings [Line Items]
Percent of Total Investments	1.03%
C000248247 | Unrated
Holdings [Line Items]
Percent of Total Investments	9.80%
C000248247 | Other Future
Holdings [Line Items]
Percent of Total Investments	54.57%
C000248247 | 1
Holdings [Line Items]
Percent of Total Investments	10.44%
C000248247 | 4
Holdings [Line Items]
Percent of Total Investments	11.43%
C000248247 | 8
Holdings [Line Items]
Percent of Total Investments	33.51%
C000248247 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	37.42%
C000248247 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	31.00%
C000248247 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	28.00%
C000248247 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000248247 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	12.00%
C000248247 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	3.00%
C000146994 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	8.02%
C000146994 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	4.86%
C000146994 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	3.29%
C000146994 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	2.92%
C000146994 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	1.43%
C000146994 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.32%
C000146994 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.27%
C000146994 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.25%
C000146994 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.24%
C000146994 | Santander Bank Auto Credit-Linked Notes
Holdings [Line Items]
Percent of Total Investments	1.20%
C000146994 | AAA
Holdings [Line Items]
Percent of Total Investments	14.49%
C000146994 | AA
Holdings [Line Items]
Percent of Total Investments	5.12%
C000146994 | A
Holdings [Line Items]
Percent of Total Investments	15.87%
C000146994 | BBB
Holdings [Line Items]
Percent of Total Investments	27.29%
C000146994 | BB
Holdings [Line Items]
Percent of Total Investments	20.50%
C000146994 | B
Holdings [Line Items]
Percent of Total Investments	5.84%
C000146994 | Below B
Holdings [Line Items]
Percent of Total Investments	1.03%
C000146994 | Unrated
Holdings [Line Items]
Percent of Total Investments	9.80%
C000146994 | Other Future
Holdings [Line Items]
Percent of Total Investments	54.57%
C000146994 | 1
Holdings [Line Items]
Percent of Total Investments	10.44%
C000146994 | 4
Holdings [Line Items]
Percent of Total Investments	11.43%
C000146994 | 8
Holdings [Line Items]
Percent of Total Investments	33.51%
C000146994 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	37.42%
C000146994 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	31.00%
C000146994 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	28.00%
C000146994 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000146994 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	12.00%
C000146994 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	3.00%
C000146996 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	8.02%
C000146996 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	4.86%
C000146996 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	3.29%
C000146996 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	2.92%
C000146996 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	1.43%
C000146996 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.32%
C000146996 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.27%
C000146996 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.25%
C000146996 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.24%
C000146996 | Santander Bank Auto Credit-Linked Notes
Holdings [Line Items]
Percent of Total Investments	1.20%
C000146996 | AAA
Holdings [Line Items]
Percent of Total Investments	14.49%
C000146996 | AA
Holdings [Line Items]
Percent of Total Investments	5.12%
C000146996 | A
Holdings [Line Items]
Percent of Total Investments	15.87%
C000146996 | BBB
Holdings [Line Items]
Percent of Total Investments	27.29%
C000146996 | BB
Holdings [Line Items]
Percent of Total Investments	20.50%
C000146996 | B
Holdings [Line Items]
Percent of Total Investments	5.84%
C000146996 | Below B
Holdings [Line Items]
Percent of Total Investments	1.03%
C000146996 | Unrated
Holdings [Line Items]
Percent of Total Investments	9.80%
C000146996 | Other Future
Holdings [Line Items]
Percent of Total Investments	54.57%
C000146996 | 1
Holdings [Line Items]
Percent of Total Investments	10.44%
C000146996 | 4
Holdings [Line Items]
Percent of Total Investments	11.43%
C000146996 | 8
Holdings [Line Items]
Percent of Total Investments	33.51%
C000146996 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	37.42%
C000146996 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	31.00%
C000146996 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	28.00%
C000146996 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000146996 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	12.00%
C000146996 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248242 | Los Angeles Unified School District
Holdings [Line Items]
Percent of Total Investments	6.99%
C000248242 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	6.67%
C000248242 | Los Angeles County Public Works Financing Authority
Holdings [Line Items]
Percent of Total Investments	6.66%
C000248242 | State of California
Holdings [Line Items]
Percent of Total Investments	5.97%
C000248242 | California Health Facilities Financing Authority
Holdings [Line Items]
Percent of Total Investments	5.16%
C000248242 | California Community Choice Financing Authority
Holdings [Line Items]
Percent of Total Investments	4.85%
C000248242 | City of Los Angeles Department of Airports
Holdings [Line Items]
Percent of Total Investments	3.40%
C000248242 | California Housing Finance Agency
Holdings [Line Items]
Percent of Total Investments	3.06%
C000248242 | Sacramento Area Flood Control Agency
Holdings [Line Items]
Percent of Total Investments	2.88%
C000248242 | San Diego County Regional Transportation Commission
Holdings [Line Items]
Percent of Total Investments	2.83%
C000248242 | AAA
Holdings [Line Items]
Percent of Total Investments	27.99%
C000248242 | AA
Holdings [Line Items]
Percent of Total Investments	57.39%
C000248242 | A
Holdings [Line Items]
Percent of Total Investments	8.79%
C000248242 | BBB
Holdings [Line Items]
Percent of Total Investments	3.15%
C000248242 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.68%
C000248242 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(10.71%)
C000248242 | 1
Holdings [Line Items]
Percent of Total Investments	3.22%
C000248242 | 4
Holdings [Line Items]
Percent of Total Investments	1.19%
C000248242 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	72.30%
C000248242 | 7
Holdings [Line Items]
Percent of Total Investments	17.80%
C000248242 | General Obligation
Holdings [Line Items]
Percent of Total Investments	49.00%
C000248242 | Revenue
Holdings [Line Items]
Percent of Total Investments	43.00%
C000248242 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	7.00%
C000248242 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032185 | Los Angeles Unified School District
Holdings [Line Items]
Percent of Total Investments	6.99%
C000032185 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	6.67%
C000032185 | Los Angeles County Public Works Financing Authority
Holdings [Line Items]
Percent of Total Investments	6.66%
C000032185 | State of California
Holdings [Line Items]
Percent of Total Investments	5.97%
C000032185 | California Health Facilities Financing Authority
Holdings [Line Items]
Percent of Total Investments	5.16%
C000032185 | California Community Choice Financing Authority
Holdings [Line Items]
Percent of Total Investments	4.85%
C000032185 | City of Los Angeles Department of Airports
Holdings [Line Items]
Percent of Total Investments	3.40%
C000032185 | California Housing Finance Agency
Holdings [Line Items]
Percent of Total Investments	3.06%
C000032185 | Sacramento Area Flood Control Agency
Holdings [Line Items]
Percent of Total Investments	2.88%
C000032185 | San Diego County Regional Transportation Commission
Holdings [Line Items]
Percent of Total Investments	2.83%
C000032185 | AAA
Holdings [Line Items]
Percent of Total Investments	27.99%
C000032185 | AA
Holdings [Line Items]
Percent of Total Investments	57.39%
C000032185 | A
Holdings [Line Items]
Percent of Total Investments	8.79%
C000032185 | BBB
Holdings [Line Items]
Percent of Total Investments	3.15%
C000032185 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.68%
C000032185 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(10.71%)
C000032185 | 1
Holdings [Line Items]
Percent of Total Investments	3.22%
C000032185 | 4
Holdings [Line Items]
Percent of Total Investments	1.19%
C000032185 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	72.30%
C000032185 | 7
Holdings [Line Items]
Percent of Total Investments	17.80%
C000032185 | General Obligation
Holdings [Line Items]
Percent of Total Investments	49.00%
C000032185 | Revenue
Holdings [Line Items]
Percent of Total Investments	43.00%
C000032185 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032185 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032175 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	43.47%
C000032175 | Citigroup Tri Party
Holdings [Line Items]
Percent of Total Investments	9.34%
C000032175 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Total Investments	9.33%
C000032175 | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	9.33%
C000032175 | Bank of Montreal Tri Party
Holdings [Line Items]
Percent of Total Investments	9.13%
C000032175 | CIBC World Markets Tri Party
Holdings [Line Items]
Percent of Total Investments	6.22%
C000032175 | FHLB
Holdings [Line Items]
Percent of Total Investments	3.94%
C000032175 | FFCB Funding Corp.
Holdings [Line Items]
Percent of Total Investments	3.01%
C000032175 | Goldman Sachs Tri Party
Holdings [Line Items]
Percent of Total Investments	2.07%
C000032175 | FHLMC Multifamily Structured Pass-Through Certificates
Holdings [Line Items]
Percent of Total Investments	1.76%
C000032175 | AAA
Holdings [Line Items]
Percent of Total Investments	99.96%
C000032175 | Other Bond
Holdings [Line Items]
Percent of Total Investments	0.00%
C000032175 | 1
Holdings [Line Items]
Percent of Total Investments	99.12%
C000032175 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	0.84%
C000032175 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032175 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	53.00%
C000032175 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032175 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	36.00%
C000032175 | U.S. Government Agency
Holdings [Line Items]
Percent of Total Investments	7.00%
C000080936 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.01%
C000080936 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	0.90%
C000080936 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	0.83%
C000080936 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	7.25%
C000080936 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	4.07%
C000080936 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.06%
C000080936 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.48%
C000080936 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	0.91%
C000080936 | Energy Transfer LP
Holdings [Line Items]
Percent of Total Investments	0.87%
C000080936 | G2 MA7472 30YR
Holdings [Line Items]
Percent of Total Investments	0.75%
C000080936 | AAA
Holdings [Line Items]
Percent of Total Investments	49.68%
C000080936 | AA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000080936 | A
Holdings [Line Items]
Percent of Total Investments	9.39%
C000080936 | BBB
Holdings [Line Items]
Percent of Total Investments	24.08%
C000080936 | BB
Holdings [Line Items]
Percent of Total Investments	5.49%
C000080936 | B
Holdings [Line Items]
Percent of Total Investments	2.08%
C000080936 | Unrated
Holdings [Line Items]
Percent of Total Investments	3.88%
C000080936 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(31.63%)
C000080936 | 1
Holdings [Line Items]
Percent of Total Investments	3.22%
C000080936 | 4
Holdings [Line Items]
Percent of Total Investments	6.43%
C000080936 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	53.22%
C000080936 | 5
Holdings [Line Items]
Percent of Total Investments	26.93%
C000080936 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	32.00%
C000080936 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	8.00%
C000080936 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000080936 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	12.00%
C000080936 | Municipal
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032186 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.01%
C000032186 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	0.90%
C000032186 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	0.83%
C000032186 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	7.25%
C000032186 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	4.07%
C000032186 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.06%
C000032186 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.48%
C000032186 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	0.91%
C000032186 | Energy Transfer LP
Holdings [Line Items]
Percent of Total Investments	0.87%
C000032186 | G2 MA7472 30YR
Holdings [Line Items]
Percent of Total Investments	0.75%
C000032186 | AAA
Holdings [Line Items]
Percent of Total Investments	49.68%
C000032186 | AA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000032186 | A
Holdings [Line Items]
Percent of Total Investments	9.39%
C000032186 | BBB
Holdings [Line Items]
Percent of Total Investments	24.08%
C000032186 | BB
Holdings [Line Items]
Percent of Total Investments	5.49%
C000032186 | B
Holdings [Line Items]
Percent of Total Investments	2.08%
C000032186 | Unrated
Holdings [Line Items]
Percent of Total Investments	3.88%
C000032186 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(31.63%)
C000032186 | 1
Holdings [Line Items]
Percent of Total Investments	3.22%
C000032186 | 4
Holdings [Line Items]
Percent of Total Investments	6.43%
C000032186 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	53.22%
C000032186 | 5
Holdings [Line Items]
Percent of Total Investments	26.93%
C000032186 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	32.00%
C000032186 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	8.00%
C000032186 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000032186 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	12.00%
C000032186 | Municipal
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198612 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.01%
C000198612 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	0.90%
C000198612 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	0.83%
C000198612 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	7.25%
C000198612 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	4.07%
C000198612 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.06%
C000198612 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.48%
C000198612 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	0.91%
C000198612 | Energy Transfer LP
Holdings [Line Items]
Percent of Total Investments	0.87%
C000198612 | G2 MA7472 30YR
Holdings [Line Items]
Percent of Total Investments	0.75%
C000198612 | AAA
Holdings [Line Items]
Percent of Total Investments	49.68%
C000198612 | AA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000198612 | A
Holdings [Line Items]
Percent of Total Investments	9.39%
C000198612 | BBB
Holdings [Line Items]
Percent of Total Investments	24.08%
C000198612 | BB
Holdings [Line Items]
Percent of Total Investments	5.49%
C000198612 | B
Holdings [Line Items]
Percent of Total Investments	2.08%
C000198612 | Unrated
Holdings [Line Items]
Percent of Total Investments	3.88%
C000198612 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(31.63%)
C000198612 | 1
Holdings [Line Items]
Percent of Total Investments	3.22%
C000198612 | 4
Holdings [Line Items]
Percent of Total Investments	6.43%
C000198612 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	53.22%
C000198612 | 5
Holdings [Line Items]
Percent of Total Investments	26.93%
C000198612 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	32.00%
C000198612 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	8.00%
C000198612 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000198612 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	12.00%
C000198612 | Municipal
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248244 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.38%
C000248244 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000248244 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.95%
C000248244 | Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.58%
C000248244 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000248244 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.47%
C000248244 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Total Investments	1.10%
C000248244 | FS KKR Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248244 | EQM Midstream Partners LP
Holdings [Line Items]
Percent of Total Investments	0.97%
C000248244 | Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Total Investments	0.97%
C000248244 | AAA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000248244 | AA
Holdings [Line Items]
Percent of Total Investments	8.94%
C000248244 | A
Holdings [Line Items]
Percent of Total Investments	31.58%
C000248244 | BBB
Holdings [Line Items]
Percent of Total Investments	41.48%
C000248244 | BB
Holdings [Line Items]
Percent of Total Investments	6.72%
C000248244 | B
Holdings [Line Items]
Percent of Total Investments	2.80%
C000248244 | Below B
Holdings [Line Items]
Percent of Total Investments	0.47%
C000248244 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.71%
C000248244 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(8.45%)
C000248244 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	47.59%
C000248244 | 5
Holdings [Line Items]
Percent of Total Investments	25.87%
C000248244 | 2
Holdings [Line Items]
Percent of Total Investments	7.43%
C000248244 | 3
Holdings [Line Items]
Percent of Total Investments	10.70%
C000248244 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	87.00%
C000248244 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248244 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248244 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248244 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000075033 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.38%
C000075033 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000075033 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.95%
C000075033 | Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.58%
C000075033 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000075033 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.47%
C000075033 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Total Investments	1.10%
C000075033 | FS KKR Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000075033 | EQM Midstream Partners LP
Holdings [Line Items]
Percent of Total Investments	0.97%
C000075033 | Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Total Investments	0.97%
C000075033 | AAA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000075033 | AA
Holdings [Line Items]
Percent of Total Investments	8.94%
C000075033 | A
Holdings [Line Items]
Percent of Total Investments	31.58%
C000075033 | BBB
Holdings [Line Items]
Percent of Total Investments	41.48%
C000075033 | BB
Holdings [Line Items]
Percent of Total Investments	6.72%
C000075033 | B
Holdings [Line Items]
Percent of Total Investments	2.80%
C000075033 | Below B
Holdings [Line Items]
Percent of Total Investments	0.47%
C000075033 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.71%
C000075033 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(8.45%)
C000075033 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	47.59%
C000075033 | 5
Holdings [Line Items]
Percent of Total Investments	25.87%
C000075033 | 2
Holdings [Line Items]
Percent of Total Investments	7.43%
C000075033 | 3
Holdings [Line Items]
Percent of Total Investments	10.70%
C000075033 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	87.00%
C000075033 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000075033 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	5.00%
C000075033 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	1.00%
C000075033 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236137 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.38%
C000236137 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000236137 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.95%
C000236137 | Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.58%
C000236137 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000236137 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.47%
C000236137 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Total Investments	1.10%
C000236137 | FS KKR Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236137 | EQM Midstream Partners LP
Holdings [Line Items]
Percent of Total Investments	0.97%
C000236137 | Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Total Investments	0.97%
C000236137 | AAA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000236137 | AA
Holdings [Line Items]
Percent of Total Investments	8.94%
C000236137 | A
Holdings [Line Items]
Percent of Total Investments	31.58%
C000236137 | BBB
Holdings [Line Items]
Percent of Total Investments	41.48%
C000236137 | BB
Holdings [Line Items]
Percent of Total Investments	6.72%
C000236137 | B
Holdings [Line Items]
Percent of Total Investments	2.80%
C000236137 | Below B
Holdings [Line Items]
Percent of Total Investments	0.47%
C000236137 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.71%
C000236137 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(8.45%)
C000236137 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	47.59%
C000236137 | 5
Holdings [Line Items]
Percent of Total Investments	25.87%
C000236137 | 2
Holdings [Line Items]
Percent of Total Investments	7.43%
C000236137 | 3
Holdings [Line Items]
Percent of Total Investments	10.70%
C000236137 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	87.00%
C000236137 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236137 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236137 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236137 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000080937 | Dominican Republic International Bond
Holdings [Line Items]
Percent of Total Investments	4.10%
C000080937 | Colombia Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.95%
C000080937 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	3.52%
C000080937 | Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.40%
C000080937 | Oman Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.97%
C000080937 | Republic of South Africa Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.92%
C000080937 | Hungary Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.80%
C000080937 | Egypt Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.57%
C000080937 | Panama Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.45%
C000080937 | Nigeria Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.41%
C000080937 | AAA
Holdings [Line Items]
Percent of Total Investments	0.09%
C000080937 | AA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000080937 | A
Holdings [Line Items]
Percent of Total Investments	7.22%
C000080937 | BBB
Holdings [Line Items]
Percent of Total Investments	31.14%
C000080937 | BB
Holdings [Line Items]
Percent of Total Investments	29.71%
C000080937 | B
Holdings [Line Items]
Percent of Total Investments	13.79%
C000080937 | Below B
Holdings [Line Items]
Percent of Total Investments	10.52%
C000080937 | Unrated
Holdings [Line Items]
Percent of Total Investments	3.83%
C000080937 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	20.00%
C000080937 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	77.00%
C000080937 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032187 | Dominican Republic International Bond
Holdings [Line Items]
Percent of Total Investments	4.10%
C000032187 | Colombia Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.95%
C000032187 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	3.52%
C000032187 | Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.40%
C000032187 | Oman Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.97%
C000032187 | Republic of South Africa Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.92%
C000032187 | Hungary Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.80%
C000032187 | Egypt Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.57%
C000032187 | Panama Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.45%
C000032187 | Nigeria Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.41%
C000032187 | AAA
Holdings [Line Items]
Percent of Total Investments	0.09%
C000032187 | AA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000032187 | A
Holdings [Line Items]
Percent of Total Investments	7.22%
C000032187 | BBB
Holdings [Line Items]
Percent of Total Investments	31.14%
C000032187 | BB
Holdings [Line Items]
Percent of Total Investments	29.71%
C000032187 | B
Holdings [Line Items]
Percent of Total Investments	13.79%
C000032187 | Below B
Holdings [Line Items]
Percent of Total Investments	10.52%
C000032187 | Unrated
Holdings [Line Items]
Percent of Total Investments	3.83%
C000032187 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	20.00%
C000032187 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	77.00%
C000032187 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000115587 | Dominican Republic International Bond
Holdings [Line Items]
Percent of Total Investments	4.10%
C000115587 | Colombia Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.95%
C000115587 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	3.52%
C000115587 | Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.40%
C000115587 | Oman Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.97%
C000115587 | Republic of South Africa Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.92%
C000115587 | Hungary Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.80%
C000115587 | Egypt Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.57%
C000115587 | Panama Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.45%
C000115587 | Nigeria Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.41%
C000115587 | AAA
Holdings [Line Items]
Percent of Total Investments	0.09%
C000115587 | AA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115587 | A
Holdings [Line Items]
Percent of Total Investments	7.22%
C000115587 | BBB
Holdings [Line Items]
Percent of Total Investments	31.14%
C000115587 | BB
Holdings [Line Items]
Percent of Total Investments	29.71%
C000115587 | B
Holdings [Line Items]
Percent of Total Investments	13.79%
C000115587 | Below B
Holdings [Line Items]
Percent of Total Investments	10.52%
C000115587 | Unrated
Holdings [Line Items]
Percent of Total Investments	3.83%
C000115587 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	20.00%
C000115587 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	77.00%
C000115587 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000131551 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	1.04%
C000131551 | Prosus NV
Holdings [Line Items]
Percent of Total Investments	1.49%
C000131551 | First Quantum Minerals Ltd.
Holdings [Line Items]
Percent of Total Investments	1.49%
C000131551 | Melco Resorts Finance Ltd.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000131551 | Braskem Netherlands Finance BV
Holdings [Line Items]
Percent of Total Investments	1.40%
C000131551 | Minerva Luxembourg SA
Holdings [Line Items]
Percent of Total Investments	1.33%
C000131551 | Hyundai Capital America
Holdings [Line Items]
Percent of Total Investments	1.22%
C000131551 | Sasol Financing USA LLC
Holdings [Line Items]
Percent of Total Investments	1.13%
C000131551 | BBVA Bancomer SA
Holdings [Line Items]
Percent of Total Investments	1.12%
C000131551 | Banco de Credito del Peru S.A.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000131551 | AA
Holdings [Line Items]
Percent of Total Investments	1.61%
C000131551 | A
Holdings [Line Items]
Percent of Total Investments	5.73%
C000131551 | BBB
Holdings [Line Items]
Percent of Total Investments	29.99%
C000131551 | BB
Holdings [Line Items]
Percent of Total Investments	30.16%
C000131551 | B
Holdings [Line Items]
Percent of Total Investments	15.65%
C000131551 | Below B
Holdings [Line Items]
Percent of Total Investments	1.32%
C000131551 | Unrated
Holdings [Line Items]
Percent of Total Investments	15.54%
C000131551 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	83.00%
C000131551 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	2.00%
C000131551 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131551 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131551 | Investment Company
Holdings [Line Items]
Percent of Total Investments	13.00%
C000136209 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	1.04%
C000136209 | Prosus NV
Holdings [Line Items]
Percent of Total Investments	1.49%
C000136209 | First Quantum Minerals Ltd.
Holdings [Line Items]
Percent of Total Investments	1.49%
C000136209 | Melco Resorts Finance Ltd.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136209 | Braskem Netherlands Finance BV
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136209 | Minerva Luxembourg SA
Holdings [Line Items]
Percent of Total Investments	1.33%
C000136209 | Hyundai Capital America
Holdings [Line Items]
Percent of Total Investments	1.22%
C000136209 | Sasol Financing USA LLC
Holdings [Line Items]
Percent of Total Investments	1.13%
C000136209 | BBVA Bancomer SA
Holdings [Line Items]
Percent of Total Investments	1.12%
C000136209 | Banco de Credito del Peru S.A.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000136209 | AA
Holdings [Line Items]
Percent of Total Investments	1.61%
C000136209 | A
Holdings [Line Items]
Percent of Total Investments	5.73%
C000136209 | BBB
Holdings [Line Items]
Percent of Total Investments	29.99%
C000136209 | BB
Holdings [Line Items]
Percent of Total Investments	30.16%
C000136209 | B
Holdings [Line Items]
Percent of Total Investments	15.65%
C000136209 | Below B
Holdings [Line Items]
Percent of Total Investments	1.32%
C000136209 | Unrated
Holdings [Line Items]
Percent of Total Investments	15.54%
C000136209 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	83.00%
C000136209 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	2.00%
C000136209 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136209 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136209 | Investment Company
Holdings [Line Items]
Percent of Total Investments	13.00%
C000104641 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	9.88%
C000104641 | Republic of South Africa Government Bond
Holdings [Line Items]
Percent of Total Investments	9.03%
C000104641 | Indonesia Treasury Bond
Holdings [Line Items]
Percent of Total Investments	8.83%
C000104641 | China Government Bond
Holdings [Line Items]
Percent of Total Investments	8.12%
C000104641 | Thailand Government Bond
Holdings [Line Items]
Percent of Total Investments	5.32%
C000104641 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	4.98%
C000104641 | Malaysia Government Bond
Holdings [Line Items]
Percent of Total Investments	4.97%
C000104641 | Colombian TES
Holdings [Line Items]
Percent of Total Investments	4.01%
C000104641 | Republic of Poland Government Bond
Holdings [Line Items]
Percent of Total Investments	3.77%
C000104641 | Inter-American Development Bank
Holdings [Line Items]
Percent of Total Investments	2.92%
C000104641 | AAA
Holdings [Line Items]
Percent of Total Investments	6.33%
C000104641 | AA
Holdings [Line Items]
Percent of Total Investments	4.17%
C000104641 | A
Holdings [Line Items]
Percent of Total Investments	23.05%
C000104641 | BBB
Holdings [Line Items]
Percent of Total Investments	30.23%
C000104641 | BB
Holdings [Line Items]
Percent of Total Investments	26.42%
C000104641 | B
Holdings [Line Items]
Percent of Total Investments	2.48%
C000104641 | Below B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000104641 | Unrated
Holdings [Line Items]
Percent of Total Investments	7.22%
C000104641 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	14.00%
C000104641 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	80.00%
C000104641 | Investment Company
Holdings [Line Items]
Percent of Total Investments	6.00%
C000236138 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	9.88%
C000236138 | Republic of South Africa Government Bond
Holdings [Line Items]
Percent of Total Investments	9.03%
C000236138 | Indonesia Treasury Bond
Holdings [Line Items]
Percent of Total Investments	8.83%
C000236138 | China Government Bond
Holdings [Line Items]
Percent of Total Investments	8.12%
C000236138 | Thailand Government Bond
Holdings [Line Items]
Percent of Total Investments	5.32%
C000236138 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	4.98%
C000236138 | Malaysia Government Bond
Holdings [Line Items]
Percent of Total Investments	4.97%
C000236138 | Colombian TES
Holdings [Line Items]
Percent of Total Investments	4.01%
C000236138 | Republic of Poland Government Bond
Holdings [Line Items]
Percent of Total Investments	3.77%
C000236138 | Inter-American Development Bank
Holdings [Line Items]
Percent of Total Investments	2.92%
C000236138 | AAA
Holdings [Line Items]
Percent of Total Investments	6.33%
C000236138 | AA
Holdings [Line Items]
Percent of Total Investments	4.17%
C000236138 | A
Holdings [Line Items]
Percent of Total Investments	23.05%
C000236138 | BBB
Holdings [Line Items]
Percent of Total Investments	30.23%
C000236138 | BB
Holdings [Line Items]
Percent of Total Investments	26.42%
C000236138 | B
Holdings [Line Items]
Percent of Total Investments	2.48%
C000236138 | Below B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000236138 | Unrated
Holdings [Line Items]
Percent of Total Investments	7.22%
C000236138 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	14.00%
C000236138 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	80.00%
C000236138 | Investment Company
Holdings [Line Items]
Percent of Total Investments	6.00%
C000110231 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000110231 | Energy Transfer LP
Holdings [Line Items]
Percent of Total Investments	2.04%
C000110231 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.14%
C000110231 | CRH PLC
Holdings [Line Items]
Percent of Total Investments	2.54%
C000110231 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Total Investments	2.48%
C000110231 | MetLife Inc.
Holdings [Line Items]
Percent of Total Investments	2.42%
C000110231 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.21%
C000110231 | L3Harris Technologies Inc.
Holdings [Line Items]
Percent of Total Investments	2.05%
C000110231 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	2.01%
C000110231 | Verizon Communications Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110231 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	0.00%
C000110231 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000110231 | Common Stock
Holdings [Line Items]
Percent of Total Investments	85.00%
C000110231 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Total Investments	6.00%
C000110231 | Master Limited Partnership
Holdings [Line Items]
Percent of Total Investments	4.00%
C000032191 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000032191 | Energy Transfer LP
Holdings [Line Items]
Percent of Total Investments	2.04%
C000032191 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.14%
C000032191 | CRH PLC
Holdings [Line Items]
Percent of Total Investments	2.54%
C000032191 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Total Investments	2.48%
C000032191 | MetLife Inc.
Holdings [Line Items]
Percent of Total Investments	2.42%
C000032191 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.21%
C000032191 | L3Harris Technologies Inc.
Holdings [Line Items]
Percent of Total Investments	2.05%
C000032191 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	2.01%
C000032191 | Verizon Communications Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032191 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	0.00%
C000032191 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000032191 | Common Stock
Holdings [Line Items]
Percent of Total Investments	85.00%
C000032191 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Total Investments	6.00%
C000032191 | Master Limited Partnership
Holdings [Line Items]
Percent of Total Investments	4.00%
C000146917 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000146917 | Energy Transfer LP
Holdings [Line Items]
Percent of Total Investments	2.04%
C000146917 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.14%
C000146917 | CRH PLC
Holdings [Line Items]
Percent of Total Investments	2.54%
C000146917 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Total Investments	2.48%
C000146917 | MetLife Inc.
Holdings [Line Items]
Percent of Total Investments	2.42%
C000146917 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.21%
C000146917 | L3Harris Technologies Inc.
Holdings [Line Items]
Percent of Total Investments	2.05%
C000146917 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	2.01%
C000146917 | Verizon Communications Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000146917 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	0.00%
C000146917 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000146917 | Common Stock
Holdings [Line Items]
Percent of Total Investments	85.00%
C000146917 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Total Investments	6.00%
C000146917 | Master Limited Partnership
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248245 | Flynn Restaurant Group LP
Holdings [Line Items]
Percent of Total Investments	1.13%
C000248245 | Albion Financing 3 Sarl
Holdings [Line Items]
Percent of Total Investments	1.13%
C000248245 | Asurion LLC
Holdings [Line Items]
Percent of Total Investments	1.11%
C000248245 | Banijay Entertainment SAS
Holdings [Line Items]
Percent of Total Investments	1.05%
C000248245 | Fertitta Entertainment LLC
Holdings [Line Items]
Percent of Total Investments	1.02%
C000248245 | Frontier Communications
Holdings [Line Items]
Percent of Total Investments	1.02%
C000248245 | MH Sub I LLC
Holdings [Line Items]
Percent of Total Investments	1.01%
C000248245 | AthenaHealth Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248245 | Peraton Corp.
Holdings [Line Items]
Percent of Total Investments	0.99%
C000248245 | Nexus Buyer LLC
Holdings [Line Items]
Percent of Total Investments	0.99%
C000248245 | BBB
Holdings [Line Items]
Percent of Total Investments	2.95%
C000248245 | BB
Holdings [Line Items]
Percent of Total Investments	37.39%
C000248245 | B
Holdings [Line Items]
Percent of Total Investments	43.88%
C000248245 | Below B
Holdings [Line Items]
Percent of Total Investments	4.06%
C000248245 | Unrated
Holdings [Line Items]
Percent of Total Investments	11.72%
C000248245 | Other Bond
Holdings [Line Items]
Percent of Total Investments	0.61%
C000248245 | 4
Holdings [Line Items]
Percent of Total Investments	28.28%
C000248245 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	9.12%
C000248245 | 7
Holdings [Line Items]
Percent of Total Investments	60.13%
C000248245 | 2
Holdings [Line Items]
Percent of Total Investments	1.41%
C000248245 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	6.00%
C000248245 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248245 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248245 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	82.00%
C000248245 | Investment Company
Holdings [Line Items]
Percent of Total Investments	8.00%
C000131550 | Flynn Restaurant Group LP
Holdings [Line Items]
Percent of Total Investments	1.13%
C000131550 | Albion Financing 3 Sarl
Holdings [Line Items]
Percent of Total Investments	1.13%
C000131550 | Asurion LLC
Holdings [Line Items]
Percent of Total Investments	1.11%
C000131550 | Banijay Entertainment SAS
Holdings [Line Items]
Percent of Total Investments	1.05%
C000131550 | Fertitta Entertainment LLC
Holdings [Line Items]
Percent of Total Investments	1.02%
C000131550 | Frontier Communications
Holdings [Line Items]
Percent of Total Investments	1.02%
C000131550 | MH Sub I LLC
Holdings [Line Items]
Percent of Total Investments	1.01%
C000131550 | AthenaHealth Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131550 | Peraton Corp.
Holdings [Line Items]
Percent of Total Investments	0.99%
C000131550 | Nexus Buyer LLC
Holdings [Line Items]
Percent of Total Investments	0.99%
C000131550 | BBB
Holdings [Line Items]
Percent of Total Investments	2.95%
C000131550 | BB
Holdings [Line Items]
Percent of Total Investments	37.39%
C000131550 | B
Holdings [Line Items]
Percent of Total Investments	43.88%
C000131550 | Below B
Holdings [Line Items]
Percent of Total Investments	4.06%
C000131550 | Unrated
Holdings [Line Items]
Percent of Total Investments	11.72%
C000131550 | Other Bond
Holdings [Line Items]
Percent of Total Investments	0.61%
C000131550 | 4
Holdings [Line Items]
Percent of Total Investments	28.28%
C000131550 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	9.12%
C000131550 | 7
Holdings [Line Items]
Percent of Total Investments	60.13%
C000131550 | 2
Holdings [Line Items]
Percent of Total Investments	1.41%
C000131550 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	6.00%
C000131550 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000131550 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131550 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	82.00%
C000131550 | Investment Company
Holdings [Line Items]
Percent of Total Investments	8.00%
C000136207 | Flynn Restaurant Group LP
Holdings [Line Items]
Percent of Total Investments	1.13%
C000136207 | Albion Financing 3 Sarl
Holdings [Line Items]
Percent of Total Investments	1.13%
C000136207 | Asurion LLC
Holdings [Line Items]
Percent of Total Investments	1.11%
C000136207 | Banijay Entertainment SAS
Holdings [Line Items]
Percent of Total Investments	1.05%
C000136207 | Fertitta Entertainment LLC
Holdings [Line Items]
Percent of Total Investments	1.02%
C000136207 | Frontier Communications
Holdings [Line Items]
Percent of Total Investments	1.02%
C000136207 | MH Sub I LLC
Holdings [Line Items]
Percent of Total Investments	1.01%
C000136207 | AthenaHealth Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136207 | Peraton Corp.
Holdings [Line Items]
Percent of Total Investments	0.99%
C000136207 | Nexus Buyer LLC
Holdings [Line Items]
Percent of Total Investments	0.99%
C000136207 | BBB
Holdings [Line Items]
Percent of Total Investments	2.95%
C000136207 | BB
Holdings [Line Items]
Percent of Total Investments	37.39%
C000136207 | B
Holdings [Line Items]
Percent of Total Investments	43.88%
C000136207 | Below B
Holdings [Line Items]
Percent of Total Investments	4.06%
C000136207 | Unrated
Holdings [Line Items]
Percent of Total Investments	11.72%
C000136207 | Other Bond
Holdings [Line Items]
Percent of Total Investments	0.61%
C000136207 | 4
Holdings [Line Items]
Percent of Total Investments	28.28%
C000136207 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	9.12%
C000136207 | 7
Holdings [Line Items]
Percent of Total Investments	60.13%
C000136207 | 2
Holdings [Line Items]
Percent of Total Investments	1.41%
C000136207 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	6.00%
C000136207 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000136207 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136207 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	82.00%
C000136207 | Investment Company
Holdings [Line Items]
Percent of Total Investments	8.00%
C000032188 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.30%
C000032188 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.59%
C000032188 | Indonesia Treasury Bond
Holdings [Line Items]
Percent of Total Investments	1.76%
C000032188 | Japan Government Twenty Year Bond
Holdings [Line Items]
Percent of Total Investments	2.58%
C000032188 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Total Investments	2.54%
C000032188 | French Republic Government Bond OAT
Holdings [Line Items]
Percent of Total Investments	2.31%
C000032188 | Japan Government Thirty Year Bond
Holdings [Line Items]
Percent of Total Investments	1.84%
C000032188 | Japan Government Ten Year Bond
Holdings [Line Items]
Percent of Total Investments	1.73%
C000032188 | United Kingdom Gilt
Holdings [Line Items]
Percent of Total Investments	1.71%
C000032188 | Canadian Government Bond
Holdings [Line Items]
Percent of Total Investments	1.52%
C000032188 | AAA
Holdings [Line Items]
Percent of Total Investments	26.34%
C000032188 | AA
Holdings [Line Items]
Percent of Total Investments	6.84%
C000032188 | A
Holdings [Line Items]
Percent of Total Investments	18.41%
C000032188 | BBB
Holdings [Line Items]
Percent of Total Investments	30.43%
C000032188 | BB
Holdings [Line Items]
Percent of Total Investments	10.19%
C000032188 | B
Holdings [Line Items]
Percent of Total Investments	2.89%
C000032188 | Below B
Holdings [Line Items]
Percent of Total Investments	0.70%
C000032188 | Unrated
Holdings [Line Items]
Percent of Total Investments	4.43%
C000032188 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	36.00%
C000032188 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	10.00%
C000032188 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000032188 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	28.00%
C000032188 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228771 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.30%
C000228771 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.59%
C000228771 | Indonesia Treasury Bond
Holdings [Line Items]
Percent of Total Investments	1.76%
C000228771 | Japan Government Twenty Year Bond
Holdings [Line Items]
Percent of Total Investments	2.58%
C000228771 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Total Investments	2.54%
C000228771 | French Republic Government Bond OAT
Holdings [Line Items]
Percent of Total Investments	2.31%
C000228771 | Japan Government Thirty Year Bond
Holdings [Line Items]
Percent of Total Investments	1.84%
C000228771 | Japan Government Ten Year Bond
Holdings [Line Items]
Percent of Total Investments	1.73%
C000228771 | United Kingdom Gilt
Holdings [Line Items]
Percent of Total Investments	1.71%
C000228771 | Canadian Government Bond
Holdings [Line Items]
Percent of Total Investments	1.52%
C000228771 | AAA
Holdings [Line Items]
Percent of Total Investments	26.34%
C000228771 | AA
Holdings [Line Items]
Percent of Total Investments	6.84%
C000228771 | A
Holdings [Line Items]
Percent of Total Investments	18.41%
C000228771 | BBB
Holdings [Line Items]
Percent of Total Investments	30.43%
C000228771 | BB
Holdings [Line Items]
Percent of Total Investments	10.19%
C000228771 | B
Holdings [Line Items]
Percent of Total Investments	2.89%
C000228771 | Below B
Holdings [Line Items]
Percent of Total Investments	0.70%
C000228771 | Unrated
Holdings [Line Items]
Percent of Total Investments	4.43%
C000228771 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	36.00%
C000228771 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	10.00%
C000228771 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000228771 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	28.00%
C000228771 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000032189 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	1.63%
C000032189 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.78%
C000032189 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	13.86%
C000032189 | Canadian Imperial Bank of Commerce
Holdings [Line Items]
Percent of Total Investments	2.59%
C000032189 | BX Trust
Holdings [Line Items]
Percent of Total Investments	1.78%
C000032189 | Export Development Canada
Holdings [Line Items]
Percent of Total Investments	1.65%
C000032189 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.57%
C000032189 | Caisse d'Amortissement de la Dette Sociale
Holdings [Line Items]
Percent of Total Investments	1.55%
C000032189 | BPCE SA
Holdings [Line Items]
Percent of Total Investments	1.45%
C000032189 | Texas Natural Gas Securitization Finance Corp.
Holdings [Line Items]
Percent of Total Investments	1.34%
C000032189 | AAA
Holdings [Line Items]
Percent of Total Investments	40.74%
C000032189 | AA
Holdings [Line Items]
Percent of Total Investments	14.66%
C000032189 | A
Holdings [Line Items]
Percent of Total Investments	18.43%
C000032189 | BBB
Holdings [Line Items]
Percent of Total Investments	15.57%
C000032189 | BB
Holdings [Line Items]
Percent of Total Investments	5.95%
C000032189 | B
Holdings [Line Items]
Percent of Total Investments	0.37%
C000032189 | Unrated
Holdings [Line Items]
Percent of Total Investments	4.28%
C000032189 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	38.00%
C000032189 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	19.00%
C000032189 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000032189 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000032189 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	14.00%
C000032190 | FHLMC Multifamily Structured Pass-Through Certificates
Holdings [Line Items]
Percent of Total Investments	3.15%
C000032190 | G2SF
Holdings [Line Items]
Percent of Total Investments	16.80%
C000032190 | G2 MA7766 30YR
Holdings [Line Items]
Percent of Total Investments	2.13%
C000032190 | G2 MA9726 30YR
Holdings [Line Items]
Percent of Total Investments	2.04%
C000032190 | G2 MA7767 30YR
Holdings [Line Items]
Percent of Total Investments	1.93%
C000032190 | G2 MA7881 30YR
Holdings [Line Items]
Percent of Total Investments	1.77%
C000032190 | G2 MA7589 30YR
Holdings [Line Items]
Percent of Total Investments	1.75%
C000032190 | G2 MA7648 30YR
Holdings [Line Items]
Percent of Total Investments	1.65%
C000032190 | G2 MA7533 30YR
Holdings [Line Items]
Percent of Total Investments	1.63%
C000032190 | G2 MA7987 30YR
Holdings [Line Items]
Percent of Total Investments	1.59%
C000032190 | AAA
Holdings [Line Items]
Percent of Total Investments	97.63%
C000032190 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.37%
C000032190 | Other Bond
Holdings [Line Items]
Percent of Total Investments	0.00%
C000032190 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	91.69%
C000032190 | 5
Holdings [Line Items]
Percent of Total Investments	1.74%
C000032190 | 2
Holdings [Line Items]
Percent of Total Investments	2.35%
C000032190 | 3
Holdings [Line Items]
Percent of Total Investments	1.81%
C000032190 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	98.00%
C000032190 | Investment Company
Holdings [Line Items]
Percent of Total Investments	2.00%
C000248243 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000248243 | Freedom Mortgage Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.88%
C000248243 | TransDigm Inc.
Holdings [Line Items]
Percent of Total Investments	0.87%
C000248243 | Icahn Enterprises LP/Icahn Enterprises Finance Corp.
Holdings [Line Items]
Percent of Total Investments	0.86%
C000248243 | Venture Global LNG Inc.
Holdings [Line Items]
Percent of Total Investments	0.84%
C000248243 | Wildfire Intermediate Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.77%
C000248243 | MPT Operating Partnership LP/MPT Finance Corp.
Holdings [Line Items]
Percent of Total Investments	0.76%
C000248243 | Moss Creek Resources Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	0.73%
C000248243 | Organon & Co./Organon Foreign Debt Co.-Issuer BV
Holdings [Line Items]
Percent of Total Investments	0.72%
C000248243 | 1011778 BC ULC/New Red Finance Inc.
Holdings [Line Items]
Percent of Total Investments	0.69%
C000248243 | BBB
Holdings [Line Items]
Percent of Total Investments	1.53%
C000248243 | BB
Holdings [Line Items]
Percent of Total Investments	29.54%
C000248243 | B
Holdings [Line Items]
Percent of Total Investments	49.21%
C000248243 | Below B
Holdings [Line Items]
Percent of Total Investments	8.00%
C000248243 | Unrated
Holdings [Line Items]
Percent of Total Investments	11.27%
C000248243 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(1.64%)
C000248243 | 1
Holdings [Line Items]
Percent of Total Investments	3.37%
C000248243 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	13.77%
C000248243 | 5
Holdings [Line Items]
Percent of Total Investments	64.07%
C000248243 | 3
Holdings [Line Items]
Percent of Total Investments	16.34%
C000248243 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	81.00%
C000248243 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248243 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	7.00%
C000248243 | Investment Company
Holdings [Line Items]
Percent of Total Investments	9.00%
C000248243 | Common Stock
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032192 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000032192 | Freedom Mortgage Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.88%
C000032192 | TransDigm Inc.
Holdings [Line Items]
Percent of Total Investments	0.87%
C000032192 | Icahn Enterprises LP/Icahn Enterprises Finance Corp.
Holdings [Line Items]
Percent of Total Investments	0.86%
C000032192 | Venture Global LNG Inc.
Holdings [Line Items]
Percent of Total Investments	0.84%
C000032192 | Wildfire Intermediate Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.77%
C000032192 | MPT Operating Partnership LP/MPT Finance Corp.
Holdings [Line Items]
Percent of Total Investments	0.76%
C000032192 | Moss Creek Resources Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	0.73%
C000032192 | Organon & Co./Organon Foreign Debt Co.-Issuer BV
Holdings [Line Items]
Percent of Total Investments	0.72%
C000032192 | 1011778 BC ULC/New Red Finance Inc.
Holdings [Line Items]
Percent of Total Investments	0.69%
C000032192 | BBB
Holdings [Line Items]
Percent of Total Investments	1.53%
C000032192 | BB
Holdings [Line Items]
Percent of Total Investments	29.54%
C000032192 | B
Holdings [Line Items]
Percent of Total Investments	49.21%
C000032192 | Below B
Holdings [Line Items]
Percent of Total Investments	8.00%
C000032192 | Unrated
Holdings [Line Items]
Percent of Total Investments	11.27%
C000032192 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(1.64%)
C000032192 | 1
Holdings [Line Items]
Percent of Total Investments	3.37%
C000032192 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	13.77%
C000032192 | 5
Holdings [Line Items]
Percent of Total Investments	64.07%
C000032192 | 3
Holdings [Line Items]
Percent of Total Investments	16.34%
C000032192 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	81.00%
C000032192 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032192 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032192 | Investment Company
Holdings [Line Items]
Percent of Total Investments	9.00%
C000032192 | Common Stock
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236136 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000236136 | Freedom Mortgage Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.88%
C000236136 | TransDigm Inc.
Holdings [Line Items]
Percent of Total Investments	0.87%
C000236136 | Icahn Enterprises LP/Icahn Enterprises Finance Corp.
Holdings [Line Items]
Percent of Total Investments	0.86%
C000236136 | Venture Global LNG Inc.
Holdings [Line Items]
Percent of Total Investments	0.84%
C000236136 | Wildfire Intermediate Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.77%
C000236136 | MPT Operating Partnership LP/MPT Finance Corp.
Holdings [Line Items]
Percent of Total Investments	0.76%
C000236136 | Moss Creek Resources Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	0.73%
C000236136 | Organon & Co./Organon Foreign Debt Co.-Issuer BV
Holdings [Line Items]
Percent of Total Investments	0.72%
C000236136 | 1011778 BC ULC/New Red Finance Inc.
Holdings [Line Items]
Percent of Total Investments	0.69%
C000236136 | BBB
Holdings [Line Items]
Percent of Total Investments	1.53%
C000236136 | BB
Holdings [Line Items]
Percent of Total Investments	29.54%
C000236136 | B
Holdings [Line Items]
Percent of Total Investments	49.21%
C000236136 | Below B
Holdings [Line Items]
Percent of Total Investments	8.00%
C000236136 | Unrated
Holdings [Line Items]
Percent of Total Investments	11.27%
C000236136 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(1.64%)
C000236136 | 1
Holdings [Line Items]
Percent of Total Investments	3.37%
C000236136 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	13.77%
C000236136 | 5
Holdings [Line Items]
Percent of Total Investments	64.07%
C000236136 | 3
Holdings [Line Items]
Percent of Total Investments	16.34%
C000236136 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	81.00%
C000236136 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236136 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	7.00%
C000236136 | Investment Company
Holdings [Line Items]
Percent of Total Investments	9.00%
C000236136 | Common Stock
Holdings [Line Items]
Percent of Total Investments	1.00%
C000246929 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	2.07%
C000246929 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.57%
C000246929 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	15.33%
C000246929 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.38%
C000246929 | Royal Bank of Canada
Holdings [Line Items]
Percent of Total Investments	1.35%
C000246929 | Payden Floating Rate Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.32%
C000246929 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	1.22%
C000246929 | RTX Corp.
Holdings [Line Items]
Percent of Total Investments	1.14%
C000246929 | Enterprise Fleet Financing LLC
Holdings [Line Items]
Percent of Total Investments	1.13%
C000246929 | Hyundai Auto Lease Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.04%
C000246929 | AAA
Holdings [Line Items]
Percent of Total Investments	50.86%
C000246929 | AA
Holdings [Line Items]
Percent of Total Investments	11.27%
C000246929 | A
Holdings [Line Items]
Percent of Total Investments	16.98%
C000246929 | BBB
Holdings [Line Items]
Percent of Total Investments	14.67%
C000246929 | BB
Holdings [Line Items]
Percent of Total Investments	4.16%
C000246929 | B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000246929 | Unrated
Holdings [Line Items]
Percent of Total Investments	1.66%
C000246929 | Other Bond
Holdings [Line Items]
Percent of Total Investments	0.08%
C000246929 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	16.83%
C000246929 | 7
Holdings [Line Items]
Percent of Total Investments	11.70%
C000246929 | 2
Holdings [Line Items]
Percent of Total Investments	43.26%
C000246929 | 3
Holdings [Line Items]
Percent of Total Investments	26.24%
C000246929 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000246929 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	30.00%
C000246929 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	11.00%
C000246929 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000246929 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032176 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	2.07%
C000032176 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.57%
C000032176 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	15.33%
C000032176 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.38%
C000032176 | Royal Bank of Canada
Holdings [Line Items]
Percent of Total Investments	1.35%
C000032176 | Payden Floating Rate Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.32%
C000032176 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	1.22%
C000032176 | RTX Corp.
Holdings [Line Items]
Percent of Total Investments	1.14%
C000032176 | Enterprise Fleet Financing LLC
Holdings [Line Items]
Percent of Total Investments	1.13%
C000032176 | Hyundai Auto Lease Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.04%
C000032176 | AAA
Holdings [Line Items]
Percent of Total Investments	50.86%
C000032176 | AA
Holdings [Line Items]
Percent of Total Investments	11.27%
C000032176 | A
Holdings [Line Items]
Percent of Total Investments	16.98%
C000032176 | BBB
Holdings [Line Items]
Percent of Total Investments	14.67%
C000032176 | BB
Holdings [Line Items]
Percent of Total Investments	4.16%
C000032176 | B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000032176 | Unrated
Holdings [Line Items]
Percent of Total Investments	1.66%
C000032176 | Other Bond
Holdings [Line Items]
Percent of Total Investments	0.08%
C000032176 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	16.83%
C000032176 | 7
Holdings [Line Items]
Percent of Total Investments	11.70%
C000032176 | 2
Holdings [Line Items]
Percent of Total Investments	43.26%
C000032176 | 3
Holdings [Line Items]
Percent of Total Investments	26.24%
C000032176 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000032176 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	30.00%
C000032176 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	11.00%
C000032176 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000032176 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	7.00%
C000228770 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	2.07%
C000228770 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.57%
C000228770 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	15.33%
C000228770 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.38%
C000228770 | Royal Bank of Canada
Holdings [Line Items]
Percent of Total Investments	1.35%
C000228770 | Payden Floating Rate Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.32%
C000228770 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	1.22%
C000228770 | RTX Corp.
Holdings [Line Items]
Percent of Total Investments	1.14%
C000228770 | Enterprise Fleet Financing LLC
Holdings [Line Items]
Percent of Total Investments	1.13%
C000228770 | Hyundai Auto Lease Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.04%
C000228770 | AAA
Holdings [Line Items]
Percent of Total Investments	50.86%
C000228770 | AA
Holdings [Line Items]
Percent of Total Investments	11.27%
C000228770 | A
Holdings [Line Items]
Percent of Total Investments	16.98%
C000228770 | BBB
Holdings [Line Items]
Percent of Total Investments	14.67%
C000228770 | BB
Holdings [Line Items]
Percent of Total Investments	4.16%
C000228770 | B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000228770 | Unrated
Holdings [Line Items]
Percent of Total Investments	1.66%
C000228770 | Other Bond
Holdings [Line Items]
Percent of Total Investments	0.08%
C000228770 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	16.83%
C000228770 | 7
Holdings [Line Items]
Percent of Total Investments	11.70%
C000228770 | 2
Holdings [Line Items]
Percent of Total Investments	43.26%
C000228770 | 3
Holdings [Line Items]
Percent of Total Investments	26.24%
C000228770 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000228770 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	30.00%
C000228770 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	11.00%
C000228770 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000228770 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	7.00%
C000248241 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	1.94%
C000248241 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	1.49%
C000248241 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.20%
C000248241 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	32.55%
C000248241 | FHLB
Holdings [Line Items]
Percent of Total Investments	1.20%
C000248241 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.34%
C000248241 | Enterprise Fleet Financing LLC
Holdings [Line Items]
Percent of Total Investments	1.31%
C000248241 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.64%
C000248241 | FISERV, Inc.
Holdings [Line Items]
Percent of Total Investments	1.53%
C000248241 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.22%
C000248241 | AAA
Holdings [Line Items]
Percent of Total Investments	53.00%
C000248241 | AA
Holdings [Line Items]
Percent of Total Investments	5.27%
C000248241 | A
Holdings [Line Items]
Percent of Total Investments	16.55%
C000248241 | BBB
Holdings [Line Items]
Percent of Total Investments	16.28%
C000248241 | BB
Holdings [Line Items]
Percent of Total Investments	5.48%
C000248241 | B
Holdings [Line Items]
Percent of Total Investments	0.58%
C000248241 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.84%
C000248241 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(24.56%)
C000248241 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	21.62%
C000248241 | 5
Holdings [Line Items]
Percent of Total Investments	10.55%
C000248241 | 2
Holdings [Line Items]
Percent of Total Investments	40.21%
C000248241 | 3
Holdings [Line Items]
Percent of Total Investments	26.76%
C000248241 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	30.00%
C000248241 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000248241 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000248241 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	33.00%
C000248241 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032180 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	1.94%
C000032180 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	1.49%
C000032180 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.20%
C000032180 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	32.55%
C000032180 | FHLB
Holdings [Line Items]
Percent of Total Investments	1.20%
C000032180 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.34%
C000032180 | Enterprise Fleet Financing LLC
Holdings [Line Items]
Percent of Total Investments	1.31%
C000032180 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.64%
C000032180 | FISERV, Inc.
Holdings [Line Items]
Percent of Total Investments	1.53%
C000032180 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.22%
C000032180 | AAA
Holdings [Line Items]
Percent of Total Investments	53.00%
C000032180 | AA
Holdings [Line Items]
Percent of Total Investments	5.27%
C000032180 | A
Holdings [Line Items]
Percent of Total Investments	16.55%
C000032180 | BBB
Holdings [Line Items]
Percent of Total Investments	16.28%
C000032180 | BB
Holdings [Line Items]
Percent of Total Investments	5.48%
C000032180 | B
Holdings [Line Items]
Percent of Total Investments	0.58%
C000032180 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.84%
C000032180 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(24.56%)
C000032180 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	21.62%
C000032180 | 5
Holdings [Line Items]
Percent of Total Investments	10.55%
C000032180 | 2
Holdings [Line Items]
Percent of Total Investments	40.21%
C000032180 | 3
Holdings [Line Items]
Percent of Total Investments	26.76%
C000032180 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	30.00%
C000032180 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000032180 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000032180 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	33.00%
C000032180 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236135 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	1.94%
C000236135 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	1.49%
C000236135 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.20%
C000236135 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	32.55%
C000236135 | FHLB
Holdings [Line Items]
Percent of Total Investments	1.20%
C000236135 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.34%
C000236135 | Enterprise Fleet Financing LLC
Holdings [Line Items]
Percent of Total Investments	1.31%
C000236135 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.64%
C000236135 | FISERV, Inc.
Holdings [Line Items]
Percent of Total Investments	1.53%
C000236135 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.22%
C000236135 | AAA
Holdings [Line Items]
Percent of Total Investments	53.00%
C000236135 | AA
Holdings [Line Items]
Percent of Total Investments	5.27%
C000236135 | A
Holdings [Line Items]
Percent of Total Investments	16.55%
C000236135 | BBB
Holdings [Line Items]
Percent of Total Investments	16.28%
C000236135 | BB
Holdings [Line Items]
Percent of Total Investments	5.48%
C000236135 | B
Holdings [Line Items]
Percent of Total Investments	0.58%
C000236135 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.84%
C000236135 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(24.56%)
C000236135 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	21.62%
C000236135 | 5
Holdings [Line Items]
Percent of Total Investments	10.55%
C000236135 | 2
Holdings [Line Items]
Percent of Total Investments	40.21%
C000236135 | 3
Holdings [Line Items]
Percent of Total Investments	26.76%
C000236135 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	30.00%
C000236135 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000236135 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000236135 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	33.00%
C000236135 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	2.00%
C000069457 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	7.61%
C000069457 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	4.67%
C000069457 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	5.54%
C000069457 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	2.65%
C000069457 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.27%
C000069457 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.25%
C000069457 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.12%
C000069457 | Neuberger Berman Loan Advisers CLO Ltd.
Holdings [Line Items]
Percent of Total Investments	1.62%
C000069457 | Ally Bank Auto Credit-Linked Notes Series
Holdings [Line Items]
Percent of Total Investments	1.53%
C000069457 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.37%
C000069457 | AAA
Holdings [Line Items]
Percent of Total Investments	9.95%
C000069457 | AA
Holdings [Line Items]
Percent of Total Investments	4.73%
C000069457 | A
Holdings [Line Items]
Percent of Total Investments	7.81%
C000069457 | BBB
Holdings [Line Items]
Percent of Total Investments	28.57%
C000069457 | BB
Holdings [Line Items]
Percent of Total Investments	25.24%
C000069457 | B
Holdings [Line Items]
Percent of Total Investments	11.43%
C000069457 | Below B
Holdings [Line Items]
Percent of Total Investments	1.93%
C000069457 | Unrated
Holdings [Line Items]
Percent of Total Investments	10.26%
C000069457 | Other Bond
Holdings [Line Items]
Percent of Total Investments	57.39%
C000069457 | 1
Holdings [Line Items]
Percent of Total Investments	9.71%
C000069457 | 4
Holdings [Line Items]
Percent of Total Investments	9.54%
C000069457 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	32.98%
C000069457 | 5
Holdings [Line Items]
Percent of Total Investments	41.21%
C000069457 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000069457 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000069457 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	22.00%
C000069457 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000069457 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	5.00%
C000172680 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	7.61%
C000172680 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	4.67%
C000172680 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	5.54%
C000172680 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	2.65%
C000172680 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.27%
C000172680 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.25%
C000172680 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.12%
C000172680 | Neuberger Berman Loan Advisers CLO Ltd.
Holdings [Line Items]
Percent of Total Investments	1.62%
C000172680 | Ally Bank Auto Credit-Linked Notes Series
Holdings [Line Items]
Percent of Total Investments	1.53%
C000172680 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.37%
C000172680 | AAA
Holdings [Line Items]
Percent of Total Investments	9.95%
C000172680 | AA
Holdings [Line Items]
Percent of Total Investments	4.73%
C000172680 | A
Holdings [Line Items]
Percent of Total Investments	7.81%
C000172680 | BBB
Holdings [Line Items]
Percent of Total Investments	28.57%
C000172680 | BB
Holdings [Line Items]
Percent of Total Investments	25.24%
C000172680 | B
Holdings [Line Items]
Percent of Total Investments	11.43%
C000172680 | Below B
Holdings [Line Items]
Percent of Total Investments	1.93%
C000172680 | Unrated
Holdings [Line Items]
Percent of Total Investments	10.26%
C000172680 | Other Bond
Holdings [Line Items]
Percent of Total Investments	57.39%
C000172680 | 1
Holdings [Line Items]
Percent of Total Investments	9.71%
C000172680 | 4
Holdings [Line Items]
Percent of Total Investments	9.54%
C000172680 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	32.98%
C000172680 | 5
Holdings [Line Items]
Percent of Total Investments	41.21%
C000172680 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000172680 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000172680 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	22.00%
C000172680 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000172680 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	5.00%
C000077412 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	7.61%
C000077412 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	4.67%
C000077412 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	5.54%
C000077412 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	2.65%
C000077412 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.27%
C000077412 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.25%
C000077412 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.12%
C000077412 | Neuberger Berman Loan Advisers CLO Ltd.
Holdings [Line Items]
Percent of Total Investments	1.62%
C000077412 | Ally Bank Auto Credit-Linked Notes Series
Holdings [Line Items]
Percent of Total Investments	1.53%
C000077412 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.37%
C000077412 | AAA
Holdings [Line Items]
Percent of Total Investments	9.95%
C000077412 | AA
Holdings [Line Items]
Percent of Total Investments	4.73%
C000077412 | A
Holdings [Line Items]
Percent of Total Investments	7.81%
C000077412 | BBB
Holdings [Line Items]
Percent of Total Investments	28.57%
C000077412 | BB
Holdings [Line Items]
Percent of Total Investments	25.24%
C000077412 | B
Holdings [Line Items]
Percent of Total Investments	11.43%
C000077412 | Below B
Holdings [Line Items]
Percent of Total Investments	1.93%
C000077412 | Unrated
Holdings [Line Items]
Percent of Total Investments	10.26%
C000077412 | Other Bond
Holdings [Line Items]
Percent of Total Investments	57.39%
C000077412 | 1
Holdings [Line Items]
Percent of Total Investments	9.71%
C000077412 | 4
Holdings [Line Items]
Percent of Total Investments	9.54%
C000077412 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	32.98%
C000077412 | 5
Holdings [Line Items]
Percent of Total Investments	41.21%
C000077412 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000077412 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000077412 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	22.00%
C000077412 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000077412 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	5.00%
C000065580 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	7.61%
C000065580 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	4.67%
C000065580 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	5.54%
C000065580 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	2.65%
C000065580 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.27%
C000065580 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.25%
C000065580 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.12%
C000065580 | Neuberger Berman Loan Advisers CLO Ltd.
Holdings [Line Items]
Percent of Total Investments	1.62%
C000065580 | Ally Bank Auto Credit-Linked Notes Series
Holdings [Line Items]
Percent of Total Investments	1.53%
C000065580 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.37%
C000065580 | AAA
Holdings [Line Items]
Percent of Total Investments	9.95%
C000065580 | AA
Holdings [Line Items]
Percent of Total Investments	4.73%
C000065580 | A
Holdings [Line Items]
Percent of Total Investments	7.81%
C000065580 | BBB
Holdings [Line Items]
Percent of Total Investments	28.57%
C000065580 | BB
Holdings [Line Items]
Percent of Total Investments	25.24%
C000065580 | B
Holdings [Line Items]
Percent of Total Investments	11.43%
C000065580 | Below B
Holdings [Line Items]
Percent of Total Investments	1.93%
C000065580 | Unrated
Holdings [Line Items]
Percent of Total Investments	10.26%
C000065580 | Other Bond
Holdings [Line Items]
Percent of Total Investments	57.39%
C000065580 | 1
Holdings [Line Items]
Percent of Total Investments	9.71%
C000065580 | 4
Holdings [Line Items]
Percent of Total Investments	9.54%
C000065580 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	32.98%
C000065580 | 5
Holdings [Line Items]
Percent of Total Investments	41.21%
C000065580 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000065580 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000065580 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	22.00%
C000065580 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000065580 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248246 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	0.99%
C000248246 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.15%
C000248246 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.28%
C000248246 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	9.42%
C000248246 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	1.16%
C000248246 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	4.03%
C000248246 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.30%
C000248246 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.10%
C000248246 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.08%
C000248246 | FN MA5073 30YR
Holdings [Line Items]
Percent of Total Investments	1.11%
C000248246 | AAA
Holdings [Line Items]
Percent of Total Investments	40.10%
C000248246 | AA
Holdings [Line Items]
Percent of Total Investments	4.27%
C000248246 | A
Holdings [Line Items]
Percent of Total Investments	8.20%
C000248246 | BBB
Holdings [Line Items]
Percent of Total Investments	26.47%
C000248246 | BB
Holdings [Line Items]
Percent of Total Investments	10.30%
C000248246 | B
Holdings [Line Items]
Percent of Total Investments	3.16%
C000248246 | Below B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000248246 | Unrated
Holdings [Line Items]
Percent of Total Investments	7.10%
C000248246 | Other Forward
Holdings [Line Items]
Percent of Total Investments	8.42%
C000248246 | 4
Holdings [Line Items]
Percent of Total Investments	9.60%
C000248246 | 8
Holdings [Line Items]
Percent of Total Investments	35.14%
C000248246 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	33.41%
C000248246 | 2
Holdings [Line Items]
Percent of Total Investments	7.66%
C000248246 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	36.00%
C000248246 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	13.00%
C000248246 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	21.00%
C000248246 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248246 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000140807 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	0.99%
C000140807 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.15%
C000140807 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.28%
C000140807 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	9.42%
C000140807 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	1.16%
C000140807 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	4.03%
C000140807 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.30%
C000140807 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.10%
C000140807 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.08%
C000140807 | FN MA5073 30YR
Holdings [Line Items]
Percent of Total Investments	1.11%
C000140807 | AAA
Holdings [Line Items]
Percent of Total Investments	40.10%
C000140807 | AA
Holdings [Line Items]
Percent of Total Investments	4.27%
C000140807 | A
Holdings [Line Items]
Percent of Total Investments	8.20%
C000140807 | BBB
Holdings [Line Items]
Percent of Total Investments	26.47%
C000140807 | BB
Holdings [Line Items]
Percent of Total Investments	10.30%
C000140807 | B
Holdings [Line Items]
Percent of Total Investments	3.16%
C000140807 | Below B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000140807 | Unrated
Holdings [Line Items]
Percent of Total Investments	7.10%
C000140807 | Other Forward
Holdings [Line Items]
Percent of Total Investments	8.42%
C000140807 | 4
Holdings [Line Items]
Percent of Total Investments	9.60%
C000140807 | 8
Holdings [Line Items]
Percent of Total Investments	35.14%
C000140807 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	33.41%
C000140807 | 2
Holdings [Line Items]
Percent of Total Investments	7.66%
C000140807 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	36.00%
C000140807 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	13.00%
C000140807 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	21.00%
C000140807 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	4.00%
C000140807 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000140808 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	0.99%
C000140808 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.15%
C000140808 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.28%
C000140808 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	9.42%
C000140808 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	1.16%
C000140808 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	4.03%
C000140808 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.30%
C000140808 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.10%
C000140808 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.08%
C000140808 | FN MA5073 30YR
Holdings [Line Items]
Percent of Total Investments	1.11%
C000140808 | AAA
Holdings [Line Items]
Percent of Total Investments	40.10%
C000140808 | AA
Holdings [Line Items]
Percent of Total Investments	4.27%
C000140808 | A
Holdings [Line Items]
Percent of Total Investments	8.20%
C000140808 | BBB
Holdings [Line Items]
Percent of Total Investments	26.47%
C000140808 | BB
Holdings [Line Items]
Percent of Total Investments	10.30%
C000140808 | B
Holdings [Line Items]
Percent of Total Investments	3.16%
C000140808 | Below B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000140808 | Unrated
Holdings [Line Items]
Percent of Total Investments	7.10%
C000140808 | Other Forward
Holdings [Line Items]
Percent of Total Investments	8.42%
C000140808 | 4
Holdings [Line Items]
Percent of Total Investments	9.60%
C000140808 | 8
Holdings [Line Items]
Percent of Total Investments	35.14%
C000140808 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	33.41%
C000140808 | 2
Holdings [Line Items]
Percent of Total Investments	7.66%
C000140808 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	36.00%
C000140808 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	13.00%
C000140808 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	21.00%
C000140808 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	4.00%
C000140808 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000032183 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	53.53%
C000032183 | FHLMC Multifamily Structured Pass-Through Certificates
Holdings [Line Items]
Percent of Total Investments	5.88%
C000032183 | FRESB Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	5.45%
C000032183 | FNCL
Holdings [Line Items]
Percent of Total Investments	3.42%
C000032183 | FN MA4869 30YR
Holdings [Line Items]
Percent of Total Investments	2.26%
C000032183 | FR SB8206 15YR
Holdings [Line Items]
Percent of Total Investments	2.15%
C000032183 | Fannie Mae-Aces
Holdings [Line Items]
Percent of Total Investments	2.12%
C000032183 | FN BM7166 ARM
Holdings [Line Items]
Percent of Total Investments	1.87%
C000032183 | FN FS2395 15YR
Holdings [Line Items]
Percent of Total Investments	1.51%
C000032183 | FN MA4694 15YR
Holdings [Line Items]
Percent of Total Investments	1.46%
C000032183 | AAA
Holdings [Line Items]
Percent of Total Investments	97.20%
C000032183 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.80%
C000032183 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(4.53%)
C000032183 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	30.12%
C000032183 | 2
Holdings [Line Items]
Percent of Total Investments	18.39%
C000032183 | 3
Holdings [Line Items]
Percent of Total Investments	45.74%
C000032183 | 9
Holdings [Line Items]
Percent of Total Investments	5.75%
C000032183 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032183 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	42.00%
C000032183 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	53.00%
C000032183 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032183 | U.S. Government Agency
Holdings [Line Items]
Percent of Total Investments	1.00%